Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

January 31, 2013

Dates Covered
Collections Period	01/01/13 - 01/31/13
Interest Accrual Period	01/15/13 - 02/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/12	192,677,638.17	24,238
Yield Supplement Overcollateralization Amount at 12/31/12	5,454,326.70	0
Receivables Balance at 12/31/12	198,131,964.87	24,238
Principal Payments	12,026,865.12	675
Defaulted Receivables	133,976.40	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/13	4,899,435.04	0
Pool Balance at 01/31/13	181,071,688.31	23,552

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	2,213,392.53	200
Past Due 61-90 days	596,556.43	56
Past Due 91 + days	166,710.88	16

Total	2,976,659.84	272

Total 31+ Delinquent as % Ending Pool Balance	1.64%

Recoveries	61,187.45

Aggregate Net Losses/(Gains) - January 2013	72,788.95

Overcollateralization Target Amount	10,864,301.30
Actual Overcollateralization	10,864,301.30

Weighted Average APR	4.54%
Weighted Average APR, Yield Adjusted	7.53%
Weighted Average Remaining Term	25.01

Flow of Funds	$ Amount

Collections	12,860,950.13
Advances	(1,232.17)
Investment Earnings on Cash Accounts	659.08
Servicing Fee	(165,109.97)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	12,695,267.07

Distributions of Available Funds
(1) Class A Interest	274,815.30
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	45,291.57
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	10,864,301.30
(7) Distribution to Certificateholders	1,429,524.10
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,695,267.07

Servicing Fee	165,109.97
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 01/15/13	181,116,979.88
Principal Paid	10,909,592.87
Note Balance @ 02/15/13	170,207,387.01

Class A-1
Note Balance @ 01/15/13	0.00
Principal Paid	0.00
Note Balance @ 02/15/13	0.00
Note Factor @ 02/15/13	0.0000000%

Class A-2
Note Balance @ 01/15/13	0.00
Principal Paid	0.00
Note Balance @ 02/15/13	0.00
Note Factor @ 02/15/13	0.0000000%

Class A-3
Note Balance @ 01/15/13	0.00
Principal Paid	0.00
Note Balance @ 02/15/13	0.00
Note Factor @ 02/15/13	0.0000000%

Class A-4
Note Balance @ 01/15/13	149,220,979.88
Principal Paid	10,909,592.87
Note Balance @ 02/15/13	138,311,387.01
Note Factor @ 02/15/13	69.8168592%

Class B
Note Balance @ 01/15/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	31,896,000.00
Note Factor @ 02/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	356,150.10
Total Principal Paid	10,909,592.87

Total Paid	11,265,742.97

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	274,815.30
Principal Paid	10,909,592.87

Total Paid to A-4 Holders	11,184,408.17

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3883853
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.8970219

Total Distribution Amount	12.2854072

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.3872134
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	55.0694723

Total A-4 Distribution Amount	56.4566857

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	4.15
Noteholders’ Principal Distributable Amount	995.85

Account Balances	$ Amount

Advances
Balance as of 12/31/12	26,295.09
Balance as of 01/31/13	25,062.92
Change	(1,232.17)

Reserve Account
Balance as of 01/15/13	2,345,271.93
Investment Earnings	105.72
Investment Earnings Paid	(105.72)
Deposit/(Withdrawal)	—
Balance as of 02/15/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93